As filed with the Securities and Exchange Commission on October 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

_________________

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

_________________

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2009

Item 1. Schedule of Investments.

Schedule of investments

Zacks Multi-Cap Opportunities Fund SCHEDULE OF INVESTMENTS – As of August 31, 2009 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 89.3%
	CONSUMER DISCRETIONARY - 10.9%
3,636	Apollo Group, Inc. - Class A*	$235,685
6,328	Best Buy Co., Inc.	229,580
3,790	Carter's, Inc.*	95,356
4,038	Darden Restaurants, Inc.	132,971
6,823	Dollar Tree, Inc.*	340,741
3,424	Fuel Systems Solutions, Inc.*	114,772
9,469	Gap, Inc.	186,066
6,080	Guess?, Inc.	213,043
1,959	ITT Educational Services, Inc.*	205,675
9,115	McDonald's Corp.	512,628
3,223	priceline.com, Inc.*	496,278
8,170	Ross Stores, Inc.	381,049
8,441	TJX Cos., Inc.	303,454
10,343	Walt Disney Co.	269,332
		3,716,630
	CONSUMER STAPLES - 10.1%
6,423	Church & Dwight Co., Inc.	366,946
8,666	Colgate-Palmolive Co.	630,018
5,039	Dr. Pepper Snapple Group, Inc.*	133,231
6,659	General Mills, Inc.	397,742
21,925	Hain Celestial Group, Inc.*	350,800
2,585	JM Smucker Co.	135,118
16,506	Kroger Co.	356,364
7,981	NBTY, Inc.*	295,776
7,107	PepsiCo, Inc.	402,754
7,556	Wal-Mart Stores, Inc.	384,374
		3,453,123
	ENERGY - 10.1%
6,824	Apache Corp.	579,699
5,394	Arena Resources, Inc.*	164,949
6,718	BP PLC - ADR	345,641
10,461	Chevron Corp.	731,642
5,596	Diamond Offshore Drilling, Inc.	500,394
8,288	Exxon Mobil Corp.	573,115
5,313	Marathon Oil Corp.	164,012
3,128	National Oilwell Varco, Inc.*	113,703
3,187	Schlumberger Ltd.	179,110
2,693	Unit Corp.*	100,745
		3,453,010
	FINANCIALS - 7.0%
7,308	Allied World Assurance Co. Holdings Ltd.	338,580
3,908	Bank of Montreal	188,444
13,979	Charles Schwab Corp.	252,461
5,277	Credit Suisse Group A.G. - ADR	268,546
5,276	Delphi Financial Group, Inc. - Class A	123,300
4,321	Franklin Resources, Inc.	403,279
1,581	Goldman Sachs Group, Inc.	261,592

Zacks Multi-Cap Opportunities Fund SCHEDULE OF INVESTMENTS – As of August 31, 2009 (Unaudited)

Number of Shares		Value

7,509	Rayonier, Inc. - REIT	$322,511
9,551	W.R. Berkley Corp.	244,028
		2,402,741
	HEALTH CARE - 13.3%
10,130	Baxter International, Inc.	576,600
22,764	Bristol-Myers Squibb Co.	503,767
5,655	Cephalon, Inc.*	321,939
8,668	Johnson & Johnson	523,894
4,593	Laboratory Corp. of America Holdings*	320,545
5,195	McKesson Corp.	295,388
7,497	Medco Health Solutions, Inc.*	413,984
10,874	Merck & Co., Inc.	352,644
2,125	Mettler-Toledo International, Inc.*	185,725
6,493	Perrigo Co.	191,673
6,281	St. Jude Medical, Inc.*	242,070
11,523	Teva Pharmaceutical Industries Ltd. - ADR	593,435
		4,521,664
	INDUSTRIALS - 7.7%
1,346	Ameron International Corp.	108,986
7,757	Emerson Electric Co.	286,001
2,857	Goodrich Corp.	157,592
6,079	Illinois Tool Works, Inc.	254,224
3,516	Middleby Corp.*	165,920
6,824	Norfolk Southern Corp.	313,017
9,115	Raytheon Co.	430,046
2,939	Triumph Group, Inc.	127,846
6,812	Tyco International Ltd.	215,872
3,105	United Parcel Service, Inc. - Class B	165,993
5,266	URS Corp.*	227,649
1,853	W.W. Grainger, Inc.	162,082
		2,615,228
	INFORMATION TECHNOLOGY - 18.3%
9,563	Altera Corp.	183,705
3,471	CACI International, Inc. - Class A*	159,527
16,093	Cisco Systems, Inc.*	347,609
13,932	Corning, Inc.	210,095
15,668	eBay, Inc.*	346,889
38,408	EMC Corp.*	610,687
4,805	Global Payments, Inc.	203,924
540	Google, Inc. - Class A*	249,302
9,469	Hewlett-Packard Co.	425,063
17,132	Intel Corp.	348,122
4,699	International Business Machines Corp.	554,717
25,562	Jabil Circuit, Inc.	279,904
1,712	Mastercard, Inc. - Class A	346,903
9,174	McAfee, Inc.*	364,942
6,541	MEMC Electronic Materials, Inc.*	104,329
4,132	Monolithic Power Systems, Inc.*	93,094
26,011	Oracle Corp.	568,861
7,001	QUALCOMM, Inc.	324,986

Zacks Multi-Cap Opportunities Fund SCHEDULE OF INVESTMENTS – As of August 31, 2009 (Unaudited)

Number of Shares		Value

3,211	Research In Motion Ltd.*	$234,596
10,980	Tessera Technologies, Inc.*	275,927
		6,233,182
	MATERIALS - 4.5%
5,443	Albemarle Corp.	175,428
4,038	Ashland, Inc.	148,114
13,649	Barrick Gold Corp.	473,620
9,233	Commercial Metals Co.	156,315
7,509	Owens-Illinois, Inc.*	254,855
8,347	Scotts Miracle-Gro Co. - Class A	339,639
		1,547,971
	TELECOMMUNICATION SERVICES - 3.4%
13,094	AT&T, Inc.	341,099
11,716	Syniverse Holdings, Inc.*	209,365
20,025	Verizon Communications, Inc.	621,576
		1,172,040
	UTILITIES - 4.0%
7,332	California Water Service Group	272,897
17,061	DPL, Inc.	422,602
10,744	Integrys Energy Group, Inc.	368,842
7,155	Progress Energy, Inc.	282,837
		1,347,178
	TOTAL COMMON STOCKS (Cost $27,747,302)	30,462,767

	EXCHANGE-TRADED FUNDS - 8.5%
53,323	Financial Select Sector SPDR Fund	783,848
5,135	iShares Dow Jones U.S. Real Estate Index Fund	208,532
10,271	iShares Russell 2000 Index Fund	586,988
24,865	SPDR KBW Bank ETF	585,074
7,001	SPDR KBW Regional Banking ETF	148,421
5,797	SPDR Trust Series 1	594,482

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,318,955)	2,907,345

Principal Amount		Value

	SHORT-TERM INVESTMENTS - 2.5%
$861,944	UMB Money Market Fiduciary, 0.05%‡	861,944

	TOTAL SHORT-TERM INVESTMENTS (Cost $861,944)	861,944

Zacks Multi-Cap Opportunities Fund SCHEDULE OF INVESTMENTS – As of August 31, 2009 (Unaudited)

TOTAL INVESTMENTS - 100.3% (Cost $30,928,201)	$34,232,056
Liabilities less other assets - (0.3)%	(110,759)
TOTAL NET ASSETS - 100.0%	$34,121,297

ADR - American Depository Receipt
REIT - Real Estate Investment Trusts

* Non-income producing security.
‡ The rate is the annualized seven-day yield at period end.
See accompanying Notes to Schedules of Investments.

Zacks Multi-Cap Opportunities Fund SCHEDULE OF INVESTMENTS – As of August 31, 2009 (Unaudited)

Sector Representation as of 8/31/2009 (% of net assets)

Sector Breakdown	% of Net Assets

Information Technology	18.3%
Health Care	13.3%
Consumer Discretionary	10.9%
Consumer Staples	10.1%
Energy	10.1%
Industrials	7.7%
Financials	7.0%
Materials	4.5%
Utilities	4.0%
Telecommunication Services	3.4%
Exchange-Traded Funds	8.5%
Short-Term Investments	2.5%
Total Investments	100.3%
Liabilities Less Other Assets	(0.3)%
Net Assets	100.0%

Zacks Market Neutral Fund SCHEDULE OF INVESTMENTS – As of August 31, 2009 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 89.7%
	CONSUMER DISCRETIONARY - 17.5%
2,780	Advance Auto Parts, Inc.	$117,594
24,805	Apollo Group, Inc. - Class A* +	1,607,860
2,697	Autoliv, Inc.	86,493
32,972	Best Buy Co., Inc. +	1,196,224
45,687	Big Lots, Inc.* +	1,161,364
19,083	Brown Shoe Co., Inc.	143,123
20,413	Callaway Golf Co.	144,320
6,857	Cato Corp. - Class A	117,118
8,547	Charlotte Russe Holding, Inc.*	148,632
6,469	Cheesecake Factory, Inc.*	118,836
3,746	Childrens Place Retail Stores, Inc.*	113,616
8,485	Corinthian Colleges, Inc.*	162,657
23,734	CROCS, Inc.*	150,711
1,965	Daimler AG	88,739
36,905	Darden Restaurants, Inc. +	1,215,282
32,670	Dollar Tree, Inc.* +	1,631,540
4,363	DreamWorks Animation SKG, Inc. - Class A*	147,295
7,547	Dress Barn, Inc.*	122,488
5,335	Fossil, Inc.*	135,402
9,202	Fred's, Inc. - Class A	120,362
5,350	Garmin Ltd.	175,855
30,855	Genuine Parts Co. +	1,142,869
96,497	Grupo Televisa SA – ADR +	1,686,768
11,600	H&R Block, Inc.	200,448
37,510	Jack in the Box, Inc.* +	764,829
27,225	Johnson Controls, Inc. +	674,363
33,943	Jones Apparel Group, Inc.	529,171
18,913	La-Z-Boy, Inc.	160,193
8,087	Liberty Media Corp. - Capital*	154,381
5,176	Men's Wearhouse, Inc.	134,576
2,876	Mohawk Industries, Inc.*	144,145
42,047	O'Reilly Automotive, Inc.* +	1,609,559
22,385	Penn National Gaming, Inc.* +	653,866
6,715	PetMed Express, Inc.	121,474
2,291	Polo Ralph Lauren Corp.	152,077
11,495	priceline.com, Inc.* +	1,770,000
9,078	RC2 Corp.*	142,525
32,952	Ross Stores, Inc. +	1,536,881
6,337	Scholastic Corp.	154,369
10,273	Skechers U.S.A., Inc. - Class A*	182,962
3,667	Snap-On, Inc.	136,852
3,737	Steiner Leisure Ltd.*	124,143
11,335	Sturm Ruger & Co., Inc.	156,536
11,727	Timberland Co. - Class A*	151,982
39,022	TJX Cos., Inc. +	1,402,841
2,599	Tractor Supply Co.*	122,309
4,518	WABCO Holdings, Inc.	86,158
3,916	Warnaco Group, Inc.*	149,004
6,451	Wolverine World Wide, Inc.	160,694
		23,311,486

Zacks Market Neutral Fund SCHEDULE OF INVESTMENTS – As of August 31, 2009 (Unaudited)

Number of Shares		Value

	CONSUMER STAPLES - 9.8%
22,990	Alberto-Culver Co. +	$606,706
4,860	American Dairy, Inc.*	149,202
18,022	American Oriental Bioengineering, Inc.*	91,732
5,474	Andersons, Inc.	180,095
3,768	Boston Beer Co., Inc. - Class A*	149,778
10,620	Central Garden and Pet Co.*	128,927
78,952	Coca-Cola Enterprises, Inc. +	1,595,620
30,552	Colgate-Palmolive Co. +	2,221,130
21,520	Darling International, Inc.*	150,855
6,796	Fresh Del Monte Produce, Inc.* +	155,628
82,280	Hain Celestial Group, Inc.* +	1,316,480
54,450	Kraft Foods, Inc. - Class A +	1,543,658
17,242	NBTY, Inc.* +	638,989
32,670	PepsiCo, Inc. +	1,851,409
30,552	Ralcorp Holdings, Inc.*	1,916,527
3,837	Sanderson Farms, Inc.	159,619
13,192	Tyson Foods, Inc. - Class A	158,172
		13,014,527
	ENERGY - 2.5%
19,077	Complete Production Services, Inc.*	171,693
9,706	CVR Energy, Inc.*	93,954
6,577	Dawson Geophysical Co.*	163,044
5,935	Gulfmark Offshore, Inc.*	176,982
8,039	Holly Corp.	183,611
13,927	Hornbeck Offshore Services, Inc.*	307,230
7,767	Matrix Service Co.*	85,592
9,970	Nabors Industries Ltd.*	176,270
4,842	National Oilwell Varco, Inc.*	176,007
3,396	Oceaneering International, Inc.*	177,169
6,051	Oil States International, Inc.*	178,323
18,634	Patriot Coal Corp.*	165,097
6,155	Pioneer Natural Resources Co.	178,249
14,929	Rosetta Resources, Inc.*	176,311
6,631	Smith International, Inc.	182,817
10,529	T-3 Energy Services, Inc.*	185,100
21,159	Tetra Technologies, Inc.*	186,622
4,651	Unit Corp.*	173,994
4,007	World Fuel Services Corp.	180,074
		3,318,139
	FINANCIALS - 1.3%
16,940	Aflac, Inc. +	688,103
46,887	Charles Schwab Corp. +	846,779
38,962	FelCor Lodging Trust, Inc. - REIT	160,134
		1,695,016
	HEALTH CARE - 13.9%
9,624	Align Technology, Inc.*	128,962
2,255	Amedisys, Inc.*	100,438
65,462	AmerisourceBergen Corp. +	1,394,995
14,520	Bio-Rad Laboratories, Inc. - Class A* +	1,252,495

Zacks Market Neutral Fund SCHEDULE OF INVESTMENTS – As of August 31, 2009 (Unaudited)

Number of Shares		Value

	HEALTH CARE (continued)
99,220	Bristol-Myers Squibb Co. +	$2,195,739
4,586	Endo Pharmaceuticals Holdings, Inc.*	103,506
7,972	ev3, Inc.*	101,563
3,456	Genoptix, Inc.*	99,153
12,705	Henry Schein, Inc.* +	673,111
4,921	Hill-Rom Holdings, Inc.	100,831
5,536	Immucor, Inc.*	100,146
37,207	Johnson & Johnson +	2,248,791
6,924	Kindred Healthcare, Inc.*	98,875
7,260	Laboratory Corp. of America Holdings* +	506,675
4,285	LHC Group, Inc.*	104,768
23,292	Life Technologies Corp.* +	1,037,193
25,171	McKesson Corp.	1,431,223
32,065	Medco Health Solutions, Inc.* +	1,770,629
4,899	Molina Healthcare, Inc.*	99,205
2,472	MWI Veterinary Supply, Inc.*	91,983
6,890	Natus Medical, Inc.*	98,182
7,920	Omnicell, Inc.*	86,962
5,639	Par Pharmaceutical Cos., Inc.*	115,318
47,492	Psychiatric Solutions, Inc.* +	1,272,311
18,452	Quest Diagnostics, Inc.	995,670
16,723	Questcor Pharmaceuticals, Inc.*	97,161
4,472	RehabCare Group, Inc.*	93,867
35,604	Teva Pharmaceutical Industries Ltd. – ADR +	1,833,606
2,649	Varian Medical Systems, Inc.*	114,092
14,110	Viropharma, Inc.*	112,880
2,836	Watson Pharmaceuticals, Inc.*	100,082
		18,560,412
	INDUSTRIALS - 17.1%
841	3M Co.	60,636
19,107	A.O. Smith Corp. +	727,021
4,627	AAR Corp.*	78,705
7,657	AGCO Corp.*	239,205
10,976	American Reprographics Co.*	100,321
2,087	Ameron International Corp.	168,984
36,219	Armstrong World Industries, Inc.* +	1,210,077
4,217	ATC Technology Corp.*	88,220
15,125	Brink's Co. +	398,544
1,847	Carlisle Cos., Inc.	60,932
11,325	Chart Industries, Inc.* +	211,325
3,365	Copart, Inc.*	118,919
23,522	Cubic Corp. +	835,501
43,560	Cummins, Inc. +	1,974,139
45,677	Deluxe Corp. +	763,263
22,539	Diana Shipping, Inc. +	292,782
6,104	Donaldson Co., Inc.	229,327
6,195	EMCOR Group, Inc.*	143,538
26,922	Emerson Electric Co. +	992,614
40,000	Excel Maritime Carriers Ltd. +	271,200
7,065	Franklin Electric Co., Inc.	222,618
13,612	Goodrich Corp. +	750,838

Zacks Market Neutral Fund SCHEDULE OF INVESTMENTS – As of August 31, 2009 (Unaudited)

Number of Shares		Value

	INDUSTRIALS (continued)
5,660	Griffon Corp.*	$59,826
2,016	Harsco Corp.	62,879
3,426	Jacobs Engineering Group, Inc.*	150,675
10,270	KBR, Inc.	232,616
14,471	Korn/Ferry International* +	200,134
1,206	L-3 Communications Holdings, Inc.	89,726
5,361	Lindsay Corp.	222,535
7,123	Mobile Mini, Inc.* +	126,291
3,135	MSC Industrial Direct Co. - Class A	123,864
1,899	Northrop Grumman Corp.	92,690
4,437	Northwest Pipe Co.*	147,442
3,093	Powell Industries, Inc.*	116,977
13,201	Resources Connection, Inc.*	203,427
2,056	Rockwell Collins, Inc.	94,658
60,621	RR Donnelley & Sons Co. +	1,081,479
7,607	Shaw Group, Inc.*	223,113
57,721	SYKES Enterprises, Inc.* +	1,211,564
4,434	Tennant Co.	113,377
7,620	Tetra Tech, Inc.* +	225,095
7,342	Timken Co.	154,990
10,309	Titan International, Inc.	85,668
9,101	Trex Co., Inc.*	173,010
18,987	Trinity Industries, Inc.	299,995
2,171	Triumph Group, Inc.	94,439
60,802	Tyco International Ltd. +	1,926,815
38,115	Union Pacific Corp. +	2,279,658
5,073	United Stationers, Inc.*	231,785
22,828	United Technologies Corp. +	1,355,070
3,567	Universal Forest Products, Inc.	147,317
19,360	URS Corp.* +	836,933
4,751	Watson Wyatt Worldwide, Inc. - Class A	207,619
16,853	Werner Enterprises, Inc.	294,591
		22,804,967
	INFORMATION TECHNOLOGY - 19.8%
5,537	Accenture Ltd. - Class A	182,721
4,073	Advent Software, Inc.*	157,584
38,417	Altera Corp. +	737,991
50,820	Analog Devices, Inc. +	1,435,665
112,832	Applied Materials, Inc. +	1,487,126
11,544	Arris Group, Inc.*	153,073
6,302	Atheros Communications, Inc.*	174,187
6,323	Avnet, Inc.*	168,508
9,567	Avocent Corp.*	156,133
7,035	AVX Corp.	81,676
5,761	Broadcom Corp. - Class A*	163,900
14,084	Cogent, Inc.*	147,882
21,136	Compuware Corp.*	152,391
4,607	Comtech Telecommunications Corp.*	156,730
18,832	Convergys Corp.*	204,139
18,056	Earthlink, Inc.*	150,226
70,482	EMC Corp.* +	1,120,664

Zacks Market Neutral Fund SCHEDULE OF INVESTMENTS – As of August 31, 2009 (Unaudited)

Number of Shares		Value

	INFORMATION TECHNOLOGY (continued)
15,584	Emulex Corp.*	$151,009
10,203	EPIQ Systems, Inc.*	152,943
3,619	Factset Research Systems, Inc.	199,190
19,662	Global Payments, Inc. +	834,455
22,497	Harris Stratex Networks, Inc. - Class A*	136,332
22,082	Hewitt Associates, Inc. - Class A* +	795,394
39,785	Hewlett-Packard Co. +	1,785,949
9,670	i2 Technologies, Inc.*	145,050
7,277	Ingram Micro, Inc. - Class A*	121,962
11,505	Insight Enterprises, Inc.*	131,962
76,532	Intel Corp. +	1,555,130
5,208	InterDigital, Inc.*	109,160
7,562	International Business Machines Corp. +	892,694
189,970	Jabil Circuit, Inc. +	2,080,171
27,537	JDA Software Group, Inc.*	532,566
8,378	Manhattan Associates, Inc.*	149,380
2,824	Mantech International Corp. - Class A*	149,220
5,367	Micros Systems, Inc.*	149,578
11,298	Microsemi Corp.*	159,415
3,143	MTS Systems Corp.	83,415
6,021	Multi-Fineline Electronix, Inc.*	166,420
62,012	NetApp, Inc.*	1,410,773
9,461	Netgear, Inc.*	161,594
15,138	Novatel Wireless, Inc.*	146,082
70,119	Oracle Corp. +	1,533,503
6,161	Plantronics, Inc.	147,186
26,015	QUALCOMM, Inc.	1,207,616
7,562	Research In Motion Ltd.*	552,480
51,122	SAIC, Inc.* +	945,246
21,857	Sapient Corp.*	160,212
5,678	Scansource, Inc.* +	158,927
9,490	Sigma Designs, Inc.*	134,094
27,225	Starent Networks Corp.* +	551,034
4,416	Sybase, Inc.*	153,898
31,157	Symantec Corp.* +	471,094
5,610	Synaptics, Inc.*	144,626
3,489	Tech Data Corp.*	132,931
19,775	TeleCommunication Systems, Inc. - Class A*	149,103
23,176	Tellabs, Inc.*	146,936
5,670	Teradata Corp.*	152,693
10,169	Total System Services, Inc.	155,179
14,918	Valueclick, Inc.*	152,909
9,913	Vocus, Inc.*	167,133
4,924	Western Digital Corp.* +	168,795
		26,416,035
	MATERIALS - 2.6%
5,417	Arch Chemicals, Inc.	158,285
40,106	Ashland, Inc. +	1,471,088
30,855	Crown Holdings, Inc.* +	766,130
13,111	Glatfelter	136,748
5,834	Haynes International, Inc.*	158,160

Zacks Market Neutral Fund SCHEDULE OF INVESTMENTS – As of August 31, 2009 (Unaudited)

Number of Shares		Value

	MATERIALS (continued)
25,729	Louisiana-Pacific Corp.*	$193,739
5,378	Olympic Steel, Inc.	144,829
4,083	Reliance Steel & Aluminum Co.	150,826
3,730	Royal Gold, Inc.	148,006
2,869	Schnitzer Steel Industries, Inc. - Class A	154,955
		3,482,766
	TELECOMMUNICATION SERVICES - 2.4%
67,457	AT&T, Inc. +	1,757,255
7,611	CenturyTel, Inc.	245,302
9,538	Telephone & Data Systems, Inc.	251,517
44,830	Vodafone Group PLC – ADR +	973,708
		3,227,782
	UTILITIES - 2.8%
8,648	Atmos Energy Corp.	235,572
12,078	Avista Corp.	235,763
7,027	Integrys Energy Group, Inc.	241,237
7,222	Laclede Group, Inc.	235,148
5,378	National Fuel Gas Co.	240,343
6,566	Nicor, Inc.	237,821
8,290	NRG Energy, Inc.*	222,586
9,836	Piedmont Natural Gas Co., Inc.	236,261
41,442	Southern Co. +	1,292,990
9,607	Southwest Gas Corp.	233,930
4,693	UIL Holdings Corp.	121,736
7,183	WGL Holdings, Inc.	237,039
		3,770,426

	TOTAL COMMON STOCKS (Cost $104,275,082)	119,601,556

	EXCHANGE-TRADED FUNDS - 1.3%
115,797	Financial Select Sector SPDR Fund+	1,702,216

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,180,050)	1,702,216

Principal Amount		Value

	SHORT-TERM INVESTMENTS - 5.1%
$6,863,573	UMB Money Market Fiduciary, 0.05% ‡	6,863,573

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,863,573)	6,863,573

	TOTAL INVESTMENTS - 96.1% (Cost $112,318,705)	128,167,345

Zacks Market Neutral Fund SCHEDULE OF INVESTMENTS – As of August 31, 2009 (Unaudited)

	Other assets less liabilities - 3.9%	$5,242,661
	NET ASSETS - 100.0%	$133,410,006

Number of Shares		Value

SECURITIES SOLD SHORT

	COMMON STOCKS
	CONSUMER DISCRETIONARY
105,270	99 Cents Only Stores*	1,428,514
4,909	Abercrombie & Fitch Co. - Class A	158,512
4,405	Aeropostale, Inc.*	172,456
10,981	American Eagle Outfitters, Inc.	148,243
15,458	American Greetings Corp. - Class A	214,712
13,382	AnnTaylor Stores Corp.*	188,419
24,231	Bebe Stores, Inc.	184,882
26,224	BorgWarner, Inc.	778,066
5,748	Career Education Corp.*	136,515
47,782	Carnival Corp.	1,397,623
18,755	CEC Entertainment, Inc.*	501,696
24,499	Coldwater Creek, Inc.*	182,273
3,077	Deckers Outdoor Corp.*	210,159
2,713	DeVry, Inc.	138,634
35,998	DISH Network Corp. - Class A*	587,127
21,175	Fortune Brands, Inc.	842,977
55,176	GameStop Corp. - Class A*	1,313,189
8,259	Gentex Corp.	120,499
5,244	Hasbro, Inc.	148,877
25,410	Honda Motor Co., Ltd. - ADR	796,095
21,210	HOT Topic, Inc.*	147,622
11,140	Jakks Pacific, Inc.*	149,276
54,753	K-Swiss, Inc. - Class A	527,819
13,714	Kirkland's, Inc.*	194,190
6,728	LKQ Corp.*	116,798
71,390	Lowe's Cos., Inc.	1,534,885
7,773	Lumber Liquidators, Inc.*	171,006
7,783	Mattel, Inc.	140,016
6,634	Movado Group, Inc.	85,247
7,833	Peet's Coffee & Tea, Inc.*	206,086
6,070	Phillips-Van Heusen Corp.	229,325
34,758	Pulte Homes, Inc.	444,207
11,798	Sherwin-Williams Co.	710,240
12,749	Shutterfly, Inc.*	184,351
12,537	Stage Stores, Inc.	167,369
45,678	Staples, Inc.	987,102
13,008	Thomson Reuters Corp.	414,825
9,103	Thor Industries, Inc.	237,133
10,106	True Religion Apparel, Inc.*	228,699
6,862	Universal Technical Institute, Inc.*	138,132
12,622	VF Corp.	877,986
11,155	Williams-Sonoma, Inc.	213,395

Zacks Market Neutral Fund SCHEDULE OF INVESTMENTS – As of August 31, 2009 (Unaudited)

Number of Shares		Value

	CONSUMER DISCRETIONARY (continued)
40,838	Yum! Brands, Inc.	$1,398,701
		19,153,878
	CONSUMER STAPLES
7,715	Archer-Daniels-Midland Co.	222,424
3,316	Bunge Ltd.	222,205
47,795	Campbell Soup Co.	1,498,851
19,360	Clorox Co.	1,143,982
29,948	Coca-Cola Co.	1,460,564
46,283	ConAgra Foods, Inc.	950,190
45,678	Costco Wholesale Corp.	2,328,664
19,360	Estee Lauder Cos., Inc. - Class A	694,056
28,133	McCormick & Co., Inc.	916,292
29,645	Procter & Gamble Co.	1,604,091
4,728	Reynolds American, Inc.	216,117
71,322	Ruddick Corp.	1,894,312
78,045	Sara Lee Corp.	756,256
69,273	Sysco Corp.	1,765,769
4,438	Tootsie Roll Industries, Inc.	104,959
5,818	Universal Corp.	214,568
25,713	Whole Foods Market, Inc.*	747,734
		16,741,034
	ENERGY
2,163	Apache Corp.	183,747
6,660	Atwood Oceanics, Inc.*	189,677
2,730	Chevron Corp.	190,936
5,181	Comstock Resources, Inc.*	183,045
2,081	Contango Oil & Gas Co.*	93,520
10,443	Duncan Energy Partners LP	189,540
5,372	Encore Acquisition Co.*	202,471
2,732	Exxon Mobil Corp.	188,918
14,499	Frontier Oil Corp.	186,022
7,901	Goodrich Petroleum Corp.*	189,150
3,254	Murphy Oil Corp.	185,478
8,429	PetroHawk Energy Corp.*	181,476
7,550	Plains Exploration & Production Co.*	198,188
7,601	Pride International, Inc.*	195,954
506	Seahawk Drilling, Inc.*	11,279
7,316	Sunoco, Inc.	196,800
14,018	Tesoro Corp.	197,373
		2,963,574
	FINANCIALS
23,898	Commerce Bancshares, Inc.	877,773
51,425	Discover Financial Services	707,094
8,168	Greenhill & Co., Inc.	646,906
3,078	Leucadia National Corp.*	76,550
12,100	Odyssey Re Holdings Corp.	612,865
14,218	PNC Financial Services Group, Inc.	605,545
8,973	Tower Group, Inc.	215,262
		3,741,995

Zacks Market Neutral Fund SCHEDULE OF INVESTMENTS – As of August 31, 2009 (Unaudited)

Number of Shares		Value

	HEALTH CARE
30,875	Aetna, Inc.	$879,937
11,347	Allos Therapeutics, Inc.*	83,400
3,340	AMERIGROUP Corp.*	78,991
2,187	athenahealth, Inc.*	87,983
2,880	Auxilium Pharmaceuticals, Inc.*	82,915
22,688	C.R. Bard, Inc.	1,828,199
50,215	Cardinal Health, Inc.	1,736,435
6,681	Cepheid, Inc.*	80,105
9,378	Cerner Corp.*	578,716
4,677	Conmed Corp.*	83,391
10,068	Cypress Bioscience, Inc.*	70,073
28,133	DaVita, Inc.*	1,454,757
19,360	DENTSPLY International, Inc.	652,626
2,938	Forest Laboratories, Inc.*	85,995
14,218	Gilead Sciences, Inc.*	640,663
1,513	Haemonetics Corp.*	79,644
5,359	Health Net, Inc.*	82,100
36,603	Healthways, Inc.*	478,767
2,251	HMS Holdings Corp.*	84,660
73,810	Hologic, Inc.*	1,214,175
2,256	ICU Medical, Inc.*	83,901
3,064	Landauer, Inc.	168,643
57,475	Lincare Holdings, Inc.*	1,516,765
5,245	Luminex Corp.*	80,144
23,086	Magellan Health Services, Inc.*	740,830
3,292	Masimo Corp.*	82,695
4,759	Medicis Pharmaceutical Corp. - Class A	87,899
37,813	Novartis AG - ADR	1,757,170
13,951	Palomar Medical Technologies, Inc.*	193,640
91,658	Pfizer, Inc.	1,530,689
78,953	Pharmaceutical Product Development, Inc.	1,587,745
1,577	Quality Systems, Inc.	84,906
5,557	Quidel Corp.*	85,800
6,568	Salix Pharmaceuticals Ltd.*	82,166
13,147	Spectrum Pharmaceuticals, Inc.*	111,749
3,847	SurModics, Inc.*	88,058
5,811	Volcano Corp.*	83,097
4,503	Zoll Medical Corp.*	80,964
		18,810,393
	INDUSTRIALS
9,200	Administaff, Inc.	222,088
4,018	Advisory Board Co.*	106,196
11,509	Aegean Marine Petroleum Network, Inc.	236,855
13,276	Astec Industries, Inc.*	336,281
17,243	Badger Meter, Inc.	624,024
16,638	Boeing Co.	826,409
19,851	Briggs & Stratton Corp.	350,172
11,555	Bucyrus International, Inc.	344,917
4,290	C.H. Robinson Worldwide, Inc.	241,355
60,500	Cintas Corp.	1,660,120
2,354	CLARCOR, Inc.	75,469

Zacks Market Neutral Fund SCHEDULE OF INVESTMENTS – As of August 31, 2009 (Unaudited)

Number of Shares		Value

	INDUSTRIALS (continued)
8,682	Corporate Executive Board Co.	$208,802
3,409	Crane Co.	80,009
1,270	Danaher Corp.	77,102
19,965	Empresa Brasileira de Aeronautica SA - ADR	424,057
3,860	Esterline Technologies Corp.*	119,351
49,913	Expeditors International of Washington, Inc.	1,630,159
39,144	Fastenal Co.	1,417,013
4,189	Flowserve Corp.	361,301
18,150	Fluor Corp.	960,135
9,840	Forward Air Corp.	227,107
5,827	FreightCar America, Inc.	111,179
2,044	General Dynamics Corp.	120,984
14,999	Geo Group, Inc.*	274,782
7,312	Granite Construction, Inc.	234,715
6,674	Healthcare Services Group, Inc.	117,996
56,775	Heartland Express, Inc.	803,934
10,427	Heidrick & Struggles International, Inc.	219,176
10,442	Kansas City Southern*	249,564
44,021	Kaydon Corp.	1,469,421
16,661	Kennametal, Inc.	367,375
13,760	Knight Transportation, Inc.	226,902
5,201	Layne Christensen Co.*	134,186
19,360	Lockheed Martin Corp.	1,451,613
13,077	Monster Worldwide, Inc.*	212,109
23,293	Navigant Consulting, Inc.*	293,259
53,845	PACCAR, Inc.	1,947,574
29,343	Parker Hannifin Corp.	1,427,830
54,753	Pitney Bowes, Inc.	1,223,730
1,347	Precision Castparts Corp.	122,954
9,680	Regal-Beloit Corp.	440,053
7,086	School Specialty, Inc.*	161,490
2,063	SPX Corp.	114,868
21,207	Steelcase, Inc. - Class A	132,544
12,397	Titan Machinery, Inc.*	149,384
6,410	Tutor Perini Corp.*	125,764
6,178	Viad Corp.	111,636
4,464	Watsco, Inc.	235,833
		23,009,777
	INFORMATION TECHNOLOGY
11,335	Activision Blizzard, Inc.*	131,599
18,638	Advanced Energy Industries, Inc.*	194,953
25,007	Applied Micro Circuits Corp.*	198,556
35,090	Arrow Electronics, Inc.*	969,888
24,265	Aruba Networks, Inc.*	221,054
11,790	AsiaInfo Holdings, Inc.*	203,024
11,376	ATMI, Inc.*	193,278
7,764	Avid Technology, Inc.*	101,165
10,413	Blue Coat Systems, Inc.*	204,199
11,059	Checkpoint Systems, Inc.*	184,354
12,259	Cognex Corp.	196,389
8,972	Constant Contact, Inc.*	186,887

Zacks Market Neutral Fund SCHEDULE OF INVESTMENTS – As of August 31, 2009 (Unaudited)

Number of Shares		Value

	INFORMATION TECHNOLOGY (continued)
17,910	Cypress Semiconductor Corp.*	$181,249
88,633	Dell, Inc.*	1,403,060
5,613	Digital River, Inc.*	198,251
16,093	DST Systems, Inc.*	737,220
6,967	Electronic Arts, Inc.*	126,939
17,111	Electronics for Imaging, Inc.*	182,061
5,104	FLIR Systems, Inc.*	117,494
45,046	Formfactor, Inc.*	988,309
17,464	Genpact Ltd.*	220,570
29,756	Harmonic, Inc.*	196,390
22,990	Harris Corp.	798,443
25,108	Infosys Technologies Ltd. - ADR	1,085,419
11,418	International Rectifier Corp.*	214,316
16,335	Intuit, Inc.*	453,623
25,410	Jack Henry & Associates, Inc.	592,307
33,578	Juniper Networks, Inc.*	774,644
44,468	Kla-Tencor Corp.	1,387,402
6,647	Lam Research Corp.*	204,063
51,425	Linear Technology Corp.	1,366,362
8,033	Littelfuse, Inc.*	201,146
93,473	Logitech International SA*	1,708,686
11,932	MEMC Electronic Materials, Inc.*	190,315
25,516	Mentor Graphics Corp.*	225,306
39,930	Microsoft Corp.	984,275
74,265	Molex, Inc.	1,352,366
6,655	National Instruments Corp.	170,568
43,258	National Semiconductor Corp.	656,224
87,725	Nokia OYJ - ADR	1,229,027
11,227	Novellus Systems, Inc.*	215,109
14,344	Parametric Technology Corp.*	190,775
6,878	Paychex, Inc.	194,579
63,223	QLogic Corp.*	999,556
11,154	Rambus, Inc.*	213,041
7,598	Rogers Corp.*	198,308
11,439	SanDisk Corp.*	202,470
40,838	SAP AG - ADR	1,991,261
14,087	Take-Two Interactive Software, Inc.	147,914
7,320	Tessera Technologies, Inc.*	183,952
30,283	TriQuint Semiconductor, Inc.*	221,672
12,031	Tyler Technologies, Inc.*	183,232
7,697	Viasat, Inc.*	186,498
7,539	Wright Express Corp.*	237,629
16,866	Zoran Corp.*	186,369
		26,483,746
	MATERIALS
25,263	Calgon Carbon Corp.*	361,261
19,952	Century Aluminum Co.*	204,109
8,210	Cliffs Natural Resources, Inc.	207,795
15,618	Coeur d'Alene Mines Corp.*	236,456
20,570	Compass Minerals International, Inc.	1,093,913
20,369	Horsehead Holding Corp.*	228,133

Zacks Market Neutral Fund SCHEDULE OF INVESTMENTS – As of August 31, 2009 (Unaudited)

Number of Shares		Value

	MATERIALS (continued)
2,608	Monsanto Co.	$218,759
5,527	Newmont Mining Corp.	222,130
4,840	Praxair, Inc.	370,841
46,888	Sealed Air Corp.	886,652
35,833	Stillwater Mining Co.*	229,689
48,915	Worthington Industries, Inc.	644,211
		4,903,949
	TELECOMMUNICATION SERVICES
122,815	Telefonos de Mexico SAB de CV - ADR	2,283,131
17,394	United States Cellular Corp.*	635,055
		2,918,186
	UTILITIES
7,831	Allete, Inc.	264,766
9,922	Alliant Energy Corp.	261,345
17,083	Duke Energy Corp.	264,616
8,234	Edison International	275,098
28,435	Exelon Corp.	1,422,319
15,061	Great Plains Energy, Inc.	263,869
14,516	Hawaiian Electric Industries, Inc.	252,578
4,963	Ormat Technologies, Inc.	178,966
21,977	PNM Resources, Inc.	256,691
13,729	Portland General Electric Co.	267,990
8,334	Public Service Enterprise Group, Inc.	263,938
23,586	RRI Energy, Inc.*	140,101
7,479	South Jersey Industries, Inc.	259,147
12,857	Westar Energy, Inc.	263,826
		4,635,250

	TOTAL COMMON STOCKS (Proceeds $109,904,851)	123,361,782

	TOTAL SECURITIES SOLD SHORT (Proceeds $109,904,851)	$123,361,782

ADR - American Depository Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trusts

* Non-income producing security.
+ Long security positions with a value of $78,356,432 and a cash value of $128,059,357 have been segregated in connection with securities sold short.
‡ The rate is the annualized seven-day yield at period end.
See accompanying Notes to Schedules of Investments.

Zacks Market Neutral Fund SCHEDULE OF INVESTMENTS – As of August 31, 2009 (Unaudited)

Sector Representation as of 8/31/2009 (% of net assets)

Sector Breakdown	% of Net Assets

Information Technology	19.8%
Consumer Discretionary	17.5%
Industrials	17.1%
Health Care	13.9%
Consumer Staples	9.8%
Utilities	2.8%
Materials	2.6%
Energy	2.5%
Telecommunication Services	2.4%
Financials	1.3%
Exchange-Traded Funds	1.3%
Short-Term Investments	5.1%
Total Investments	96.1%
Other Assets Less Liabilities	3.9%
Net Assets	100.0%

Zacks Funds NOTES TO SCHEDULE OF INVESTMENTS – Unaudited August 31, 2009

Note 1 – Organization:
The Zacks Multi-Cap Opportunities Fund and the Zacks Market Neutral Fund (each a “Fund” and collectively, the ‘‘Funds’’) are each organized as diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Zacks Multi-Cap Opportunity Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Zacks Multi-Cap Opportunity Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.  The Zacks Market Neutral Fund’s investment objective is to generate positive returns in both rising and falling equity markets.  The Zacks Market Neutral Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Note 2 – Significant Accounting Policy:
The following is a summary of the significant accounting policy consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Short Sales – The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

(b) Recently Issued Accounting Standards
On December 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities” (SFAS 161”).  SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.  Adoption of SFAS 161 had no impact on the Funds’ net assets or results of operations.  The Funds did not hold any derivative instruments during the three months ended August 31, 2009.

Zacks Funds NOTES TO SCHEDULE OF INVESTMENTS – Unaudited August 31, 2009

Note 3 – Federal Income Tax Information
At August 31, 2009, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized  appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

	Zacks Multi-Cap Opportunities Fund	Zacks Market Neutral Fund

Cost of Investments	$33,269,788	$112,945,330

Proceeds from Securities Sold Short	$-	$(108,997,307)

Gross Unrealized Appreciation	$3,419,538	$18,622,752
Gross Unrealized (Depreciation)	(2,457,270)	(17,765,212)
Net Unrealized Appreciation/(Depreciation) on Investments and Securities Sold Short	$962,268	$857,540

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)
In September 2006, FASB issued FAS 157 effective for fiscal years beginning after November 15, 2007.  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”).  FSP 157-4 is effective for interim and annual periods ending after June 15, 2009.  The FSP expands existing financial statement note disclosure to include a breakout of the current FAS 157 chart to add category types more detailed than common stock.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

Zacks Funds NOTES TO SCHEDULE OF INVESTMENTS – Unaudited August 31, 2009

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2009, in valuing the Funds’ assets carried at fair value:

Zacks Multi Cap Opportunities Fund
Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,716,630	-	-	$3,716,630
Consumer Staples	3,453,123	-	-	3,453,123
Energy	3,453,010	-	-	3,453,010
Financials	2,402,741	-	-	2,402,741
Health Care	4,521,664	-	-	4,521,664
Industrials	2,615,228	-	-	2,615,228
Information Technology	6,233,182	-	-	6,233,182
Materials	1,547,971	-	-	1,547,971
Telecommunication Services	1,172,040	-	-	1,172,040
Utilities	1,347,178	-	-	1,347,178
Exchange-Traded Funds	2,907,345	-	-	2,907,345
Short-Term Investments	861,944	-	-	861,944
Total	$34,232,056	-	-	$34,232,056

Zacks Market Neutral Fund
Sector	Level 1	Level 2	Level 3	Total
Long Securities - Common Stock
Consumer Discretionary	$23,311,486	-	-	$23,311,486
Consumer Staples	13,014,527	-	-	13,014,527
Energy	3,318,139	-	-	3,318,139
Financials	1,695,016	-	-	1,695,016
Health Care	18,560,412	-	-	18,560,412
Industrials	22,804,967	-	-	22,804,967
Information Technology	26,416,035	-	-	26,416,035
Materials	3,482,766	-	-	3,482,766
Telecommunication Services	3,227,782	-	-	3,227,782
Utilities	3,770,426	-	-	3,770,426
Exchange-Traded Funds	1,702,216	-	-	1,702,216
Short-Term Investments	6,863,573	-	-	6,863,573
Total	$128,167,345	-	-	$128,167,345

Sector	Level 1	Level 2	Level 3	Total
Securities Sold Short - Common Stock
Consumer Discretionary	$19,153,878	-	-	$19,153,878
Consumer Staples	16,741,034	-	-	16,741,034
Energy	2,963,574	-	-	2,963,574
Financials	3,741,995	-	-	3,741,995
Health Care	18,810,393	-	-	18,810,393
Industrials	23,009,777	-	-	23,009,777
Information Technology	26,483,746	-	-	26,483,746
Materials	4,903,949	-	-	4,903,949
Telecommunication Services	2,918,186	-	-	2,918,186
Utilities	4,635,250	-	-	4,635,250
Total	$123,361,782	-	-	$123,361,782

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	October 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	October 27, 2009

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	October 27, 2009

* Print the name and title of each signing officer under his or her signature.